Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.4%)
Alphabet, Inc. - Class A	194,571	32,270
Meta Platforms, Inc. - Class A	10,420	5,965
Netflix, Inc. *	9,292	6,591
Omnicom Group, Inc.	48,626	5,027
Spotify Technology SA *	6,016	2,217
T-Mobile US, Inc.	52,091	10,749

Total		62,819

Consumer Discretionary (11.4%)
Amazon.com, Inc. *	197,060	36,718
Chipotle Mexican Grill, Inc. *	86,133	4,963
Domino’s Pizza, Inc.	7,704	3,314
eBay, Inc.	49,107	3,197
The Home Depot, Inc.	13,860	5,616
Lennar Corp. - Class A	9,946	1,865
Marriott International, Inc. - Class A	19,670	4,890
Pool Corp.	8,998	3,390
Royal Caribbean Cruises, Ltd.	17,702	3,140
Starbucks Corp.	54,570	5,320
The TJX Cos., Inc.	68,340	8,033
Tractor Supply Co.	18,044	5,249

Total		85,695

Consumer Staples (4.1%)
The Coca-Cola Co.	88,470	6,358
Constellation Brands, Inc. - Class A	13,392	3,451
Haleon PLC, ADR	453,442	4,797
Kenvue, Inc.	69,096	1,598
Keurig Dr. Pepper, Inc.	75,866	2,844
Mondelez International, Inc.	12,356	910
Philip Morris International, Inc.	35,714	4,336
Unilever PLC, ADR	75,791	4,923
US Foods Holding Corp. *	23,638	1,454

Total		30,671

Energy (4.2%)
EQT Corp.	34,900	1,279
Exxon Mobil Corp.	126,001	14,770
Marathon Petroleum Corp.	27,991	4,560
Shell PLC, ADR	115,626	7,625
Targa Resources Corp.	24,147	3,574

Total		31,808

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials (13.5%)
American Express Co.	25,600	6,943
American International Group, Inc.	64,013	4,688
Arch Capital Group, Ltd. *	37,002	4,140
Ares Management Corp. - Class A	58,902	9,179
The Bank of New York Mellon Corp.	46,011	3,306
Berkshire Hathaway, Inc. - Class B *	29,814	13,722
Block, Inc. - Class A *	73,583	4,940
Citizens Financial Group, Inc.	34,644	1,423
Corpay, Inc. *	12,180	3,809
Everest Group, Ltd.	11,708	4,588
KKR & Co., Inc.	55,468	7,243
Marsh & McLennan Cos., Inc.	11,464	2,558
Nasdaq, Inc.	68,400	4,994
PayPal Holdings, Inc. *	57,028	4,450
The Progressive Corp.	19,666	4,990
S&P Global, Inc.	11,814	6,103
Visa, Inc. - Class A	15,908	4,374
Wells Fargo & Co.	176,603	9,976

Total		101,426

Health Care (12.7%)
AbbVie, Inc.	16,031	3,166
Agilent Technologies, Inc.	22,608	3,357
Align Technology, Inc. *	1,507	383
Alnylam Pharmaceuticals, Inc. *	2,572	707
Amgen, Inc.	1,407	453
AstraZeneca PLC, ADR	34,190	2,664
Biogen, Inc. *	3,839	744
Boston Scientific Corp. *	80,995	6,787
Cencora, Inc.	16,082	3,620
Centene Corp. *	21,917	1,650
Danaher Corp.	24,167	6,719
Dexcom, Inc. *	2,962	199
Edwards Lifesciences Corp. *	58,098	3,834
Elevance Health, Inc.	5,463	2,841
Eli Lilly & Co.	15,447	13,685
Gilead Sciences, Inc.	7,124	597
GSK PLC, ADR	76,608	3,132
HCA Healthcare, Inc.	7,412	3,012
Humana, Inc.	4,349	1,378
Intuitive Surgical, Inc. *	11,471	5,635
Labcorp Holdings, Inc.	7,020	1,569
Merck & Co., Inc.	78,774	8,946

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Moderna, Inc. *	2,685	179
Molina Healthcare, Inc. *	4,400	1,516
Novartis AG, ADR	9,049	1,041
Novo Nordisk A/S, ADR	21,967	2,616
Regeneron Pharmaceuticals, Inc. *	1,688	1,774
Thermo Fisher Scientific, Inc.	2,296	1,420
UnitedHealth Group, Inc.	15,474	9,047
Vertex Pharmaceuticals, Inc. *	5,046	2,347

Total		95,018

Industrials (8.9%)
AerCap Holdings NV	17,715	1,678
The Boeing Co. *	9,891	1,504
Builders FirstSource, Inc. *	11,743	2,277
C.H. Robinson Worldwide, Inc.	55,927	6,173
Clean Harbors, Inc. *	14,773	3,571
Dayforce, Inc. *	64,953	3,978
Deere & Co.	4,512	1,883
Delta Air Lines, Inc.	115,881	5,886
Emerson Electric Co.	24,673	2,698
Equifax, Inc.	6,662	1,958
Fortive Corp.	10,200	805
General Dynamics Corp.	21,157	6,394
IDEX Corp.	8,229	1,765
Ingersoll-Rand, Inc.	15,102	1,482
J.B. Hunt Transport Services, Inc.	29,712	5,120
Johnson Controls International PLC	20,385	1,582
RTX Corp.	21,578	2,614
Trane Technologies PLC	2,988	1,162
Uber Technologies, Inc. *	115,558	8,685
Vertiv Holdings Co.	29,854	2,970
Waste Connections, Inc.	14,848	2,655

Total		66,840

Information Technology (28.8%)
Adobe, Inc. *	17,470	9,046
Advanced Micro Devices, Inc. *	33,391	5,479
Apple, Inc.	220,211	51,309

Large Cap Core Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Atlassian Corp. - Class A *	9,379	1,489
Broadcom, Inc.	105,182	18,144
First Solar, Inc. *	5,133	1,280
Flex, Ltd. *	105,176	3,516
HubSpot, Inc. *	4,985	2,650
KLA Corp.	4,171	3,230
Microsoft Corp.	108,878	46,850
MongoDB, Inc. *	16,278	4,401
NVIDIA Corp.	403,753	49,032
NXP Semiconductors NV	13,329	3,199
ServiceNow, Inc. *	10,178	9,103
Synopsys, Inc. *	13,586	6,880

Total		215,608

Materials (2.2%)
Celanese Corp.	23,302	3,168
Crown Holdings, Inc.	13,913	1,334
FMC Corp.	30,248	1,995
Linde PLC	12,898	6,151
Nucor Corp.	7,073	1,063
PPG Industries, Inc.	19,206	2,544

Total		16,255

Real Estate (1.8%)
Camden Property Trust	25,970	3,208
CoStar Group, Inc. *	14,049	1,060
Equinix, Inc.	4,378	3,886
Welltower, Inc.	41,258	5,282

Total		13,436

Utilities (3.0%)
Atmos Energy Corp.	26,268	3,644
NextEra Energy, Inc.	34,580	2,923
PG&E Corp.	306,919	6,068
Sempra	74,827	6,258
Vistra Corp.	28,256	3,349

Total		22,242

Total Common Stocks (Cost: $570,321)		741,818

Total Investments (99.0%) (Cost: $570,321)@		741,818

Other Assets, Less Liabilities (1.0%)		7,493

Net Assets (100.0%)		749,311

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $570,321 and the net unrealized appreciation of investments based on that cost was $171,497 which is comprised of $177,714 aggregate gross unrealized appreciation and $6,217 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Core Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$741,818	$—	$—

Total Assets:	$741,818	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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